Offerings - Offering: 1	Oct. 23, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true	[1]
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	600,000	[2]
Proposed Maximum Offering Price per Unit | $ / shares	103.47
Maximum Aggregate Offering Price	$ 62,082,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,573.52
Offering Note
(1)	Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee, based upon the average of the high and low prices of the registrant’s Common Stock, as reported on The Nasdaq Global Select Market on October 20, 2025, which date is within five business days prior to filing this Registration Statement.
(2)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction.

[1]	Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee, based upon the average of the high and low prices of the registrant’s Common Stock, as reported on The Nasdaq Global Select Market on October 20, 2025, which date is within five business days prior to filing this Registration Statement.
[2]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction.